Commitment and Contingencies - Maturity of Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,806
2023	1,842
2024	1,733
2025	1,678
2026	1,597
Thereafter	1,386
Total lease payments	10,042
Less: Imputed interest	(1,835)
Total lease liabilities	$ 8,207